Assets held for sale	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Assets held for sale
27. Assets held for sale

	2021 £m	2020 £m
Property, plant and equipment	22	25

Other intangibles	–	62

Inventory	–	19
	22	106

Non-current
assets and disposal groups are transferred to Assets held for sale when it is expected that their carrying amounts will be recovered principally through disposal and a sale is considered highly probable. They are held at the lower of carrying amount and fair value less costs to sell.
There is no inventory written down to fair value less costs to sell included in Assets held for sale (2020 – £19 million). The valuation methodology used significant inputs which were not based on observable market data and therefore this valuation is classified as level 3 in the fair value hierarchy.
Intangible assets of £48 million were transferred from Other intangibles during the year (2020 – £785 million). There were no intangible assets held for sale after impairments, exchange movements and assets divested during the year remaining at 31 December 2021 (2020 – £62 million).